Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
March 31, 2026
VF-2035-NPRT1-0526
1.903282.116
Bond Funds - 31.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,452,278	22,438,343
Fidelity International Bond Index Fund (a)	1,225,177	11,210,373
Fidelity Long-Term Treasury Bond Index Fund (a)	3,310,415	30,455,814
VIP High Income Portfolio - Initial Class (a)	1,145,030	5,599,196
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,321,175	78,801,527
TOTAL BOND FUNDS (Cost $151,428,752)		148,505,253

Domestic Equity Funds - 36.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	546,282	30,640,983
VIP Equity-Income Portfolio - Initial Class (a)	808,849	24,370,617
VIP Growth & Income Portfolio - Initial Class (a)	1,029,360	33,742,420
VIP Growth Portfolio - Initial Class (a)	552,159	51,058,169
VIP Mid Cap Portfolio - Initial Class (a)	199,885	7,809,507
VIP Value Portfolio - Initial Class (a)	866,502	17,191,406
VIP Value Strategies Portfolio - Initial Class (a)	504,762	8,545,618
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,462,250)		173,358,720

International Equity Funds - 31.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,928,545	47,588,852
VIP Overseas Portfolio - Initial Class (a)	3,802,331	100,267,457
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $123,838,587)		147,856,309

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $415,194)	3.47	415,194	415,194

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $415,144,783)	470,135,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	(52,565)
NET ASSETS - 100.0%	470,082,911

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	21,968,604	2,517,545	2,115,523	-	(13,610)	81,327	22,438,343	2,452,278
Fidelity International Bond Index Fund	10,064,335	1,768,244	582,682	-	(7,962)	(31,562)	11,210,373	1,225,177
Fidelity Long-Term Treasury Bond Index Fund	35,497,714	1,898,880	6,665,944	324,410	(1,510,783)	1,235,947	30,455,814	3,310,415
VIP Contrafund Portfolio - Initial Class	30,427,508	3,504,621	1,273,566	329,677	(9,521)	(2,008,059)	30,640,983	546,282
VIP Emerging Markets Portfolio - Initial Class	44,044,544	5,940,356	3,497,673	758,295	483,383	618,242	47,588,852	2,928,545
VIP Equity-Income Portfolio - Initial Class	24,668,141	1,509,008	2,416,870	216,486	60,185	550,153	24,370,617	808,849
VIP Government Money Market Portfolio - Initial Class	1,840,933	73,855	1,499,594	11,148	-	-	415,194	415,194
VIP Growth & Income Portfolio - Initial Class	33,868,596	2,673,183	2,204,506	409,456	5,152	(600,005)	33,742,420	1,029,360
VIP Growth Portfolio - Initial Class	50,477,135	5,355,602	1,926,268	-	(51,279)	(2,797,021)	51,058,169	552,159
VIP High Income Portfolio - Initial Class	5,690,286	485,788	587,443	-	(925)	11,490	5,599,196	1,145,030
VIP Investment Grade Bond II Portfolio - Initial Class	81,409,966	5,583,411	8,187,188	26,130	(215,712)	211,050	78,801,527	8,321,175
VIP Mid Cap Portfolio - Initial Class	7,741,048	605,852	870,077	57,675	14,893	317,791	7,809,507	199,885
VIP Overseas Portfolio - Initial Class	95,485,990	13,954,364	4,895,987	1,462,823	66,613	(4,343,523)	100,267,457	3,802,331
VIP Value Portfolio - Initial Class	17,229,903	1,123,631	1,678,620	191,140	26,611	489,881	17,191,406	866,502
VIP Value Strategies Portfolio - Initial Class	8,535,367	512,953	1,058,366	-	61,220	494,444	8,545,618	504,762
	468,950,070	47,507,293	39,460,307	3,787,240	(1,091,735)	(5,769,845)	470,135,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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